United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/2018

Date of Reporting Period: Quarter ended 06/30/2018

Item 1.	Schedule of Investments

Federated Clover Small Value Fund
Portfolio of Investments
June 30, 2018 (unaudited)
Shares			Value
		COMMON STOCKS—98.3%
		Consumer Discretionary—8.3%
143,250	[1]	Adtalem Global Education, Inc.	$6,890,325
201,800	[1]	American Axle & Manufacturing Holdings, Inc.	3,140,008
90,925	[1]	Asbury Automotive Group, Inc.	6,232,909
140,050		Big Lots, Inc.	5,851,289
392,600	[1]	Gray Television, Inc.	6,203,080
57,250	[1]	LGI Homes, Inc.	3,305,042
110,350		Nexstar Media Group, Inc., Class A	8,099,690
183,400		Sinclair Broadcast Group, Inc.	5,896,310
		TOTAL	45,618,653
		Consumer Staples—2.9%
382,775		Cott Corp.	6,334,926
350,500	[1]	Hostess Brands, Inc.	4,766,800
321,325	[1]	The Simply Good Foods Co.	4,639,933
		TOTAL	15,741,659
		Energy—8.8%
680,950	[1]	Callon Petroleum Corp.	7,313,403
257,200		Golar LNG Ltd.	7,577,112
911,200	[1]	Helix Energy Solutions Group, Inc.	7,590,296
109,425		PBF Energy, Inc.	4,588,190
223,300	[1]	Propetro Holding Corp.	3,501,344
405,875	[1]	Ring Energy, Inc.	5,122,143
775,850	[1]	SRC Energy, Inc.	8,549,867
172,950		US Silica Holdings, Inc.	4,443,086
		TOTAL	48,685,441
		Financials—24.9%
142,821		Argo Group International Holdings Ltd.	8,305,041
384,125		BGC Partners, Inc., Class A	4,348,295
216,275		BancorpSouth Bank	7,126,261
247,539		Chemical Financial Corp.	13,780,496
594,575	[1]	FGL Holdings	4,988,484
925,700		FNB Corp. (PA)	12,422,894
212,500		First Interstate BancSystem, Inc., Class A	8,967,500
562,575		First Midwest Bancorp, Inc.	14,328,785
172,675		Hancock Whitney Corp.	8,055,289
350,850		Heritage Insurance Holdings, Inc.	5,848,670
221,350		Iberiabank Corp.	16,778,330
340,975		Invesco Mortgage Capital, Inc.	5,421,503
215,500	[1]	OneMain Holdings, Inc.	7,173,995
75,175	[1]	Pacific Premier Bancorp, Inc.	2,867,926
227,650		Radian Group, Inc.	3,692,483
142,850		Simmons 1st National Corp., Class A	4,271,215
116,900		UMB Financial Corp.	8,911,287
		TOTAL	137,288,454
		Health Care—6.0%
54,725	[1]	Avanos Medical, Inc.	3,133,006
92,650	[1]	Emergent BioSolutions, Inc.	4,677,898
224,875	[1]	Horizon Pharma PLC	3,723,930
1

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
41,050	[1]	LHC Group, Inc.	$3,513,470
97,300	[1]	Medpace Holdings, Inc.	4,183,900
80,000	[1]	NuVasive, Inc.	4,169,600
86,625	[1]	Repligen Corp.	4,074,840
67,200	[1]	Retrophin, Inc.	1,831,872
58,850	[1]	Revance Therapeutics, Inc.	1,615,433
86,866	[1]	Wright Medical Group, Inc.	2,255,041
		TOTAL	33,178,990
		Industrials—14.6%
147,025		AAR Corp.	6,835,192
99,775	[1]	Atlas Air Worldwide Holdings, Inc.	7,153,867
123,600	[1]	Casella Waste Systems, Inc.	3,165,396
241,775		Costamare, Inc.	1,929,365
78,750	[1]	Dycom Industries, Inc.	7,442,662
119,175	[1]	Genco Shipping & Trading Ltd.	1,847,213
84,850		Greenbrier Cos., Inc.	4,475,838
47,300		Hyster-Yale Materials Handling, Inc.	3,039,025
315,950	[1]	Rexnord Corp.	9,181,507
213,600	[1]	SPX Corp.	7,486,680
134,975		Tetra Tech, Inc.	7,896,037
34,659		Unifirst Corp.	6,131,177
61,650	[1]	WageWorks, Inc.	3,082,500
228,425	[1]	Welbilt, Inc.	5,096,162
154,600		Werner Enterprises, Inc.	5,805,230
		TOTAL	80,567,851
		Information Technology—10.6%
365,550		Benchmark Electronics, Inc.	10,655,782
80,150	[1]	Insight Enterprises, Inc.	3,921,740
237,225	[1]	Kemet Corp.	5,728,984
135,925	[1]	Netgear, Inc.	8,495,312
134,775	[1]	NetScout Systems, Inc.	4,002,818
170,575	[1]	Perficient, Inc.	4,498,063
433,525	[1]	Presidio, Inc.	5,679,178
404,475	[1]	TTM Technologies	7,130,894
155,575	[1]	WNS Holdings Ltd., ADR	8,117,903
		TOTAL	58,230,674
		Materials—4.0%
77,300		Carpenter Technology Corp.	4,063,661
226,100		Commercial Metals Corp.	4,772,971
281,475	[1]	Constellium NV	2,899,193
259,575	[1,2]	Ferroglobe Representation & Warranty Insurance Trust	0
95,950		Orion Engineered Carbons S.A.	2,960,057
409,325	[1]	PQ Group Holdings, Inc.	7,367,850
		TOTAL	22,063,732
		Real Estate—8.9%
332,425		Chesapeake Lodging Trust	10,517,927
1,190,800		Cousins Properties, Inc.	11,538,852
154,700		Healthcare Realty Trust, Inc.	4,498,676
539,425		Summit Hotel Properties, Inc.	7,719,172
192,450		Tier REIT, Inc.	4,576,461
2

Shares			Value
		COMMON STOCKS—continued
		Real Estate—continued
330,425		Washington Real Estate Investment Trust	$10,021,790
		TOTAL	48,872,878
		Telecommunication Services—2.9%
615,075	[1]	Orbcomm, Inc.	6,212,257
764,875	[1]	Vonage Holdings Corp.	9,859,239
		TOTAL	16,071,496
		Utilities—6.4%
156,925		Allete, Inc.	12,147,564
172,200		El Paso Electric Co.	10,177,020
181,125		Spire, Inc.	12,796,482
		TOTAL	35,121,066
		TOTAL COMMON STOCKS (IDENTIFIED COST $476,486,682)	541,440,894
		EXCHANGE-TRADED FUND—1.1%
45,000		iShares Russell 2000 Value ETF (IDENTIFIED COST $6,021,788)	5,936,400
		INVESTMENT COMPANY—4.8%
26,260,165		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.08%[3] (IDENTIFIED COST $26,260,360)	26,262,791
		TOTAL INVESTMENT IN SECURITIES—104.2% (IDENTIFIED COST $508,768,830)	573,640,085
		OTHER ASSETS AND LIABILITIES - NET—(4.2)%[4]	(23,129,908)
		TOTAL NET ASSETS—100%	$550,510,177
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 9/30/2017	15,062,161
Purchases/Additions	195,449,611
Sales/Reductions	(184,251,607)
Balance of Shares Held 6/30/2018	26,260,165
Value	$26,262,791
Change in Unrealized Appreciation/Depreciation	$1,835
Net Realized Gains/(Loss)	$(1,749)
Dividend Income	$176,550
1	Non-income-producing security.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2018.
3

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
4

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$490,502,628	$—	$—	$490,502,628
International	50,938,266	—	0	50,938,266
Exchange-Traded Fund	5,936,400	—	—	5,936,400
Investment Company	26,262,791	—	—	26,262,791
TOTAL SECURITIES	$573,640,085	$—	$0	$573,640,085
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
5
Federated Prudent Bear Fund
Portfolio of Investments
June 30, 2018 (unaudited)
Shares, Contracts or Principal Amount			Value
		COMMON STOCKS—56.0%
		Consumer Discretionary—3.3%
5,000		Bayerische Motoren Werke AG	$453,516
84,000	[1]	Caesars Entertainment Corp.	898,800
8,000		Las Vegas Sands Corp.	610,880
7,200		McDonald's Corp.	1,128,168
32,000		Melco Resorts & Entertainment, ADR	896,000
180	[1]	NVR, Inc.	534,663
13,500		Subaru Corp.	392,753
		TOTAL	4,914,780
		Consumer Staples—0.8%
16,000		Bunge Ltd.	1,115,360
		Energy—2.8%
90,000	[1]	Callon Petroleum Corp.	966,600
3,800		Diamondback Energy, Inc.	499,966
20,000		Enterprise Products Partners LP	553,400
38,500	[1]	Parsley Energy, Inc.	1,165,780
70,000	[1]	Select Energy Services, Inc.	1,017,100
		TOTAL	4,202,846
		Financials—9.8%
60,500		Bank of America Corp.	1,705,495
12,400	[1]	Berkshire Hathaway, Inc.	2,314,460
12,100		Capital One Financial Corp.	1,111,990
14,800		Citigroup, Inc.	990,416
35,000		Credit Suisse Group AG	525,264
3,600		Goldman Sachs Group, Inc.	794,052
20,200		JPMorgan Chase & Co.	2,104,840
15,000		Morgan Stanley	711,000
6,800		PNC Financial Services Group	918,680
6,500		Prudential Financial, Inc.	607,815
31,000		Regions Financial Corp.	551,180
38,000		Wells Fargo & Co.	2,106,720
		TOTAL	14,441,912
		Health Care—7.2%
15,000	[1]	Aimmune Therapeutics, Inc.	403,350
5,800	[1]	Alexion Pharmaceuticals, Inc.	720,070
40,000	[1]	Array BioPharma, Inc.	671,200
3,000	[1]	BeiGene Ltd., ADR	461,190
6,200	[1]	BioMarin Pharmaceutical, Inc.	584,040
3,000	[1]	Bluebird Bio, Inc.	470,850
14,000		Bristol-Myers Squibb Co.	774,760
4,500		Cigna Corp.	764,775
8,300	[1]	Clovis Oncology, Inc.	377,401
19,000	[1]	Exelixis, Inc.	408,880
32,000	[1]	Iovance Biotherapeutics, Inc.	409,600
3,200	[1]	Jazz Pharmaceuticals PLC	551,360

Shares, Contracts or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
37,500		Pfizer, Inc.	$1,360,500
6,300		UnitedHealth Group, Inc.	1,545,642
6,750	[1]	Vertex Pharmaceuticals, Inc.	1,147,230
		TOTAL	10,650,848
		Industrials—5.7%
55,000	[1]	Air Canada	889,020
26,000		American Airlines Group, Inc.	986,960
4,500		Cummins, Inc.	598,500
21,500		Delta Air Lines, Inc.	1,065,110
4,200		Fanuc Ltd.	832,722
3,800		Rockwell Automation, Inc.	631,674
19,000		Southwest Airlines Co.	966,720
26,000	[1]	Spirit Airlines, Inc.	945,100
50,000		Wabash National Corp.	933,000
6,000	[1]	XPO Logistics, Inc.	601,080
		TOTAL	8,449,886
		Information Technology—16.0%
1,580	[1]	Alphabet, Inc., Class A	1,784,120
1,800	[1]	Alphabet, Inc., Class C	2,008,170
13,700		Applied Materials, Inc.	632,803
5,200	[1]	Check Point Software Technologies Ltd.	507,936
21,000	[1]	Ciena Corp.	556,710
33,000		Cisco Systems, Inc.	1,419,990
7,500		Cognizant Technology Solutions Corp.	592,425
12,300	[1]	Facebook, Inc.	2,390,136
19,000	[1]	First Solar, Inc.	1,000,540
11,500		IBM Corp.	1,606,550
42,000	[1]	Ichor Holdings Ltd.	891,240
31,000		Intel Corp.	1,541,010
6,400		Lam Research Corp.	1,106,240
5,800		Microchip Technology, Inc.	527,510
11,000	[1]	Micron Technology, Inc.	576,840
31,700		Microsoft Corp.	3,125,937
14,000		Open Text Corp.	492,660
32,000		Oracle Corp.	1,409,920
22,500		Samsung Electronics Co. Ltd.	939,509
6,600	[1]	Synopsys, Inc.	564,762
		TOTAL	23,675,008
		Materials—5.8%
10,000		Albemarle Corp.	943,300
1,000,000		Angang Steel Co., Ltd.	895,462
300,000	[1]	Atlantic Gold Corp.	399,346
125,000		HudBay Minerals, Inc.	696,953
61,000	[1]	Interfor Corp., Class A	1,171,605
12,792		Norbord, Inc.	526,023
9,000		Nucor Corp.	562,500
29,500		Olin Corp.	847,240
10,500		RPM International, Inc.	612,360
21,000		Rio Tinto PLC, ADR	1,165,080

Shares, Contracts or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—continued
20,000		United States Steel Corp.	$695,000
		TOTAL	8,514,869
		Real Estate—1.6%
4,300		Alexandria Real Estate Equities, Inc.	542,531
13,500		American Campus Communities, Inc.	578,880
165,000		China Overseas Land & Investment Ltd.	539,781
17,500		Weyerhaeuser Co.	638,050
		TOTAL	2,299,242
		Telecommunication Services—0.9%
40,000		AT&T, Inc.	1,284,400
		Utilities—2.1%
7,000		American Water Works Co., Inc.	597,660
29,000		Aqua America, Inc.	1,020,220
9,300		Duke Energy Corp.	735,444
15,500		Southern Co.	717,805
		TOTAL	3,071,129
		TOTAL COMMON STOCKS (IDENTIFIED COST $86,196,997)	82,620,280
		PURCHASED CALL OPTIONS—0.1%
1,125		SPDR S&P 500 ETF Trust, Notional Amount $30,519,000, Exercise Price $285.00, Expiration Date 9/21/2018	126,562
350		SPDR S&P 500 ETF Trust, Notional Amount $9,494,800, Exercise Price $295.00, Expiration Date 1/18/2019	62,650
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $471,850)	189,212
		PURCHASED PUT OPTION—0.3%
2,000		SPDR S&P 500 ETF Trust, Notional Amount $54,256,000, Exercise Price $260.00, Expiration Date 8/17/2018 (IDENTIFIED COST $407,000)	433,000
		U.S. TREASURIES—35.4%
		U.S. Treasury Notes—35.4%
$9,985,000		United States Treasury Note, 1.125%, 1/31/2019	9,922,203
43,000,000	[2]	United States Treasury Note, 1.375%, 1/15/2020	42,274,990
		TOTAL U.S. TREASURIES (IDENTIFIED COST $52,532,270)	52,197,193
		INVESTMENT COMPANY—4.0%
5,874,973		Federated Government Obligations Fund, Premier Shares, 1.79%[3] (IDENTIFIED COST $5,874,973)	5,874,973
		TOTAL INVESTMENT IN SECURITIES—95.8% (IDENTIFIED COST $145,483,090)	141,314,658
		OTHER ASSETS AND LIABILITIES - NET—4.2%[4]	6,143,815
		TOTAL NET ASSETS—100%	$147,458,473
SECURITIES SOLD SHORT—(88.1)%
Shares		Value
	Broad Equity Index—(12.2)%
66,500	SPDR S&P 500 ETF Trust	$18,040,120
	Consumer Discretionary—(9.1)%
1,800	AutoZone, Inc.	1,207,674
43,000	Cinemark Holdings, Inc.	1,508,440
25,000	Garmin Ltd.	1,525,000
12,000	Hasbro, Inc.	1,107,720
3,000	Lear Corp.	557,430

Shares		Value
	Consumer Discretionary—continued
25,000	Mattel, Inc.	$410,500
1,000	NetFlix, Inc.	391,430
15,000	New York Times Co., Class A	388,500
10,000	Nike, Inc., Class B	796,800
3,000	SPDR S&P Retail ETF	145,680
4,300	Tesla Motors, Inc.	1,474,685
25,000	The Wendy's Co.	429,500
14,000	Walt Disney Co.	1,467,340
10,000	Wayfair, Inc.	1,187,600
11,000	Yum! Brands, Inc.	860,420
	TOTAL	13,458,719
	Consumer Staples—(7.3)%
9,000	Casey's General Stores, Inc.	945,720
12,000	Colgate-Palmolive Co.	777,720
7,500	Consumer Staples Select Sector SPDR Fund	386,475
12,000	Kellogg Co.	838,440
8,000	Kimberly-Clark Corp.	842,720
5,000	Kraft Heinz Co./The	314,100
45,000	Kroger Co.	1,280,250
40,000	Mondelez International, Inc.	1,640,000
8,000	PepsiCo, Inc.	870,960
17,000	Procter & Gamble Co.	1,327,020
35,000	The Coca-Cola Co.	1,535,100
	TOTAL	10,758,505
	Energy—(3.5)%
59,000	Energy Select Sector SPDR Fund	4,480,460
4,000	Exxon Mobil Corp.	330,920
3,000	National Oilwell Varco, Inc.	130,200
2,000	Schlumberger Ltd.	134,060
	TOTAL	5,075,640
	Financials—(15.9)%
3,000	Credit Acceptance Corp.	1,060,200
842,000	Financial Select Sector SPDR Fund	22,388,780
	TOTAL	23,448,980
	Health Care—(7.1)%
23,000	Abbott Laboratories	1,402,770
7,500	Amgen, Inc.	1,384,425
15,500	Eli Lilly & Co.	1,322,615
19,000	Gilead Sciences, Inc.	1,345,960
49,000	Health Care Select Sector SPDR Fund	4,089,540
15,000	Merck & Co., Inc.	910,500
	TOTAL	10,455,810
	Industrials—(5.7)%
12,000	BWX Technologies, Inc.	747,840
160,000	General Electric Co.	2,177,600
22,500	Industrial Select Sector SPDR Fund	1,611,675
8,000	Norfolk Southern Corp.	1,206,960
6,000	Raytheon Co.	1,159,080
13,000	Rollins, Inc.	683,540
12,000	Xylem, Inc.	808,560
	TOTAL	8,395,255

Shares		Value
	Information Technology—(15.8)%
22,000	Arrow Electronics, Inc.	$1,656,160
6,000	ASML Holding N.V., ADR	1,187,820
370,000	Au Optronics Corp., ADR	1,565,100
10,000	CDW Corp.	807,900
11,000	Guidewire Software, Inc.	976,580
23,750	Hortonworks, Inc.	432,725
13,000	Nutanix, Inc.	670,410
6,000	Nvidia Corp.	1,421,400
6,000	Salesforce.com, Inc.	818,400
4,000	ServiceNow, Inc.	689,880
3,500	Shopify, Inc.	510,615
16,000	Skyworks Solutions, Inc.	1,546,400
35,000	Snap, Inc., Class A	458,150
7,000	Splunk, Inc.	693,770
4,500	Spotify Technology SA	757,080
10,000	Square, Inc.	616,400
7,000	Tableau Software, Inc.	684,250
70,000	Technology Select Sector SPDR Fund	4,862,900
12,000	Workday, Inc.	1,453,440
38,000	Yelp, Inc.	1,488,840
	TOTAL	23,298,220
	Materials—(1.1)%
6,000	Materials Select Sector SPDR Fund	348,420
1,000	Sherwin-Williams Co.	407,570
15,000	Sonoco Products Co.	787,500
	TOTAL	1,543,490
	Real Estate—(6.2)%
70,000	American Homes 4 Rent	1,552,600
6,000	Boston Properties, Inc.	752,520
6,000	Federal Realty Investment Trust	759,300
10,500	Lamar Advertising Co.	717,255
18,000	Regency Centers Corp.	1,117,440
5,000	SBA Communications Corp.	825,600
6,500	Simon Property Group, Inc.	1,106,235
10,000	SL Green Realty Corp.	1,005,300
4,000	Vanguard Real Estate ETF	325,800
14,000	Vornado Realty Trust L.P.	1,034,880
	TOTAL	9,196,930
	Telecommunication Services—(2.3)%
122,000	iShares Dow Jones U.S. Telecommunications Sector Index Fund	3,363,540
	Utilities—(1.9)%
55,000	Utilities Select Sector SPDR Fund	2,857,800
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $124,980,833)	$129,893,009

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2018, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 9/30/2017	6,149,220
Purchases/Additions	167,662,391
Sales/Reductions	(167,936,638)
Balance of Shares Held 6/30/2018	5,874,973
Value	$5,874,973
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$53,975
At June 30, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
1S&P 500 E-Mini Index Short Futures	570	$77,565,600	September 2018	$974,048
The average notional value of short futures contracts held by the Fund throughout the period was $74,255,308. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
The average market value of purchased call and put options held by the Fund throughout the period was $693,586 and $44,458, respectively. This is based on amounts held as of each month-end throughout the nine-month fiscal period.
Unrealized Appreciation on Futures Contracts and the Value of Securities Sold Short are included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$69,442,580	$—	$—	$69,442,580
International	8,598,693	4,579,007	—	13,177,700
Debt Securities:
U.S. Treasuries	—	52,197,193	—	52,197,193
Purchased Call Options	189,212	—	—	189,212
Purchased Put Options	433,000	—	—	433,000
Investment Company	5,874,973	—	—	5,874,973
TOTAL SECURITIES	$84,538,458	$56,776,200	$—	$141,314,658
Other Financial Instruments
Assets
Futures Contracts	$974,048	$—	$—	$974,048
Securities Sold Short	—	—	—	—
Liabilities
Futures Contracts	—	—	—	—
Securities Sold Short	(129,893,009)	—	—	(129,893,009)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(128,918,961)	$—	$—	$(128,918,961)
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 23, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 23, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 23, 2018